FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
FHLB, maximum amount available	$ 646,000,000	$ 776,000,000
Guarantees outstanding	0	121,000,000
Cash value of the related life insurance policies		143,000,000
Municipal Bonds and Collateralized Mortgage Obligations
Other Commitments [Line Items]
FHLB, collateral pledged	8,000,000	14,000,000
Commercial Loan
Other Commitments [Line Items]
FHLB, collateral pledged	977,000,000	1,300,000,000
Subsidiaries
Other Commitments [Line Items]
Letters of credit outstanding, amount	941,000,000	54,000,000
Subsidiaries | Commitments to purchase, expand, or improve real estate and to fund mortgage loans, private loans and investment funds
Other Commitments [Line Items]
Aggregate commitments	5,400,000,000	2,800,000,000
Subsidiaries | Subsidiaries lease insurance sales office space, technological equipment, and automobiles
Other Commitments [Line Items]
Aggregate commitments	$ 14,000,000	$ 10,000,000